Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Other Current Liabilities

Note 8 - Other Current Liabilities

	December 31	December 31
	2011	2012
Employees and related expenses	$1,635	$1,590
Provision for termination of employees(*)	-	4,852
Accrued expenses	1,633	2,305
Customer advances	1,486	1,693
Other current liabilities	561	531

	$5,315	$10,971

                (*) see note 10A